FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
25.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(a)	Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures long-term payables and discloses held-to-maturity short term investments, i.e. time deposits, at fair value, which are determined based on the discounted cash flow model using the discount curve of market interest rates.

Assets/liabilities measured or disclosed at fair value on a recurring basis are summarized below:

	Fair value Measurement at December 31, 2010
	Quoted price in active Markets for identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value at December 31, 2010
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Held-to-maturity short-term investments
Time deposits	—	29,942	—	29,942	4,757
Long-term payables	—	11,299	—	11,299	1,795

	—	41,241	—	41,241	6,552

	Fair value Measurement at December 31, 2011
	Quoted price in active Markets for identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Long-term payables	—	12,934	—	12,934	2,056

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets, including cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as fixed assets and intangible assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired. There was no impairment loss recognized for any of the periods presented.